Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares	Esta/King Venture/Xiaomi CNY (¥)	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Ordinary shares Esta/King Venture/Xiaomi CNY (¥) shares	Treasury stock USD ($)	Treasury stock CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital Esta/King Venture/Xiaomi CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Total 21Vianet Group, Inc. shareholders' equity USD ($)	Total 21Vianet Group, Inc. shareholders' equity CNY (¥)	Total 21Vianet Group, Inc. shareholders' equity Esta/King Venture/Xiaomi CNY (¥)	Non-controlling interest USD ($)	Non-controlling interest CNY (¥)
Beginning Balance (in shares) at Dec. 31, 2013 | shares				398,226,535	398,226,535
Beginning balance at Dec. 31, 2013		¥ 2,475,301			¥ 26			¥ (8,917)		¥ 3,944,764			¥ (82,589)		¥ 35,178		¥ (1,429,410)		¥ 2,459,052			¥ 16,249
Consolidated net loss		(346,293)															(348,480)		(348,480)			2,187
Contribution by noncontrolling interest through acquisition		5,597																				5,597
Foreign exchange difference		16,950											16,950						16,950
Issuance of new shares (in shares) | shares				6,350,610	6,350,610
Settlement of post-acquisition compensation expense by treasury stock (in shares) | shares				456,288	456,288
Settlement of post-acquisition compensation expense by treasury stock								8,917		(8,802)			(115)
Share based compensation		110,449								110,449									110,449
Post-compensation by treasury stock		117,207								117,207									117,207
Reclassification of contingent consideration payable upon resolution of contingencies		66,280								66,280									66,280
Appropriation of statutory reserves															17,085		(17,085)
(Increase) Decrease in accretion of redeemable noncontrolling interests		(7,850)								(7,850)									(7,850)
Share repurchase (in shares) | shares				(9,318,510)	(9,318,510)
Share repurchase		(213,665)						(213,665)											(213,665)
Share options exercised (in shares) | shares				1,828,910	1,828,910
Share options exercised		2,981								2,981									2,981
Restricted share units vested | shares				4,065,420	4,065,420
Restricted share units vested		0		$ 0	¥ 0			0		0			0		0		0		0			0
Settlement of share options with shares held by depository bank (in shares) | shares				(5,374,944)	(5,374,944)
Settlement of share options with shares held by depository bank		0		$ 0	¥ 0			0		0			0		0		0		0			0
Ending Balance (in shares) at Dec. 31, 2014 | shares				396,234,309	396,234,309
Ending Balance at Dec. 31, 2014		2,226,957			¥ 26			(213,665)		4,225,029			(65,754)		52,263		(1,794,975)		2,202,924			24,033
Consolidated net loss		(425,648)															(428,099)		(428,099)			2,451
Contribution by noncontrolling interest through acquisition		(8,000)								(1,963)									(1,963)			(6,037)
Foreign exchange difference		41,518											41,518						41,518
Issuance of new shares for stock consideration settlement (in shares) | shares				13,098,599	13,098,599
Issuance of new shares for stock consideration settlement					¥ 1					(1)
Issuance of new shares (in shares) | shares						98,672,082
Issuance of new shares			¥ 1,808,498			¥ 7					¥ 1,808,491									¥ 1,808,498
Issuance of new shares for share option exercise and restricted share units vested (in shares) | shares				6,429,372	6,429,372
Issuance of new shares for share option exercise and restricted share units vested		2,105								2,105									2,105
Settlement of post-acquisition compensation expense by treasury stock (in shares) | shares				878,232	878,232
Settlement of post-acquisition compensation expense by treasury stock								20,523		(20,523)
Share based compensation		¥ 162,346								162,346									162,346
Shares issued to depository bank (in shares) | shares	7,200,000	7,200,000		7,200,000	7,200,000
Share issued to depository bank		¥ 0		$ 0	¥ 0			0		0			0		0		0		0			0
Reclassification of contingent consideration payable upon resolution of contingencies		214,543								214,543									214,543
Appropriation of statutory reserves															10,911		(10,911)
Appropriation of dividend		(1,034)																				(1,034)
(Increase) Decrease in accretion of redeemable noncontrolling interests		7,850								7,850									7,850
Share options exercised (in shares) | shares				2,454,420	2,454,420
Share options exercised		5,240								5,240									5,240
Restricted share units vested | shares				4,462,098	4,462,098
Settlement of share options with shares held by depository bank (in shares) | shares				(6,916,518)	(6,916,518)
Settlement of share options with shares held by depository bank		0		$ 0	¥ 0			0		0			0		0		0		0			0
Ending Balance (in shares) at Dec. 31, 2015 | shares				522,512,594	522,512,594
Ending Balance at Dec. 31, 2015		4,034,375			¥ 34			(193,142)		6,403,117			(24,236)		63,174		(2,233,985)		4,014,962			19,413
Consolidated net loss		(631,209)															(633,598)		(633,598)			2,389
Contribution from noncontrolling interest in a subsidiary		4,000																				4,000
Foreign exchange difference		142,526											142,526						142,526
Issuance of new shares for stock consideration settlement (in shares) | shares				10,087,476	10,087,476
Issuance of new shares for stock consideration settlement					¥ 1					(1)
Issuance of new shares (in shares) | shares				143,050,264	143,050,264
Issuance of new shares		2,548,695			¥ 10					2,548,685									2,548,695
Issuance of new shares for share option exercise and restricted share units vested (in shares) | shares				3,261,456	3,261,456
Issuance of new shares for share option exercise and restricted share units vested		1,119								1,119									1,119
Settlement of post-acquisition compensation expense by treasury stock (in shares) | shares				1,338,966	1,338,966
Settlement of post-acquisition compensation expense by treasury stock		536						31,250		(30,714)									536
Share based compensation		¥ 90,734								90,734									90,734
Shares issued to depository bank (in shares) | shares	4,500,000	4,500,000		4,500,000	4,500,000
Share issued to depository bank		¥ 0		$ 0	¥ 0			0		0			0		0		0		0			0
Reclassification of contingent consideration payable upon resolution of contingencies		210,000								210,000									210,000
Appropriation of statutory reserves															1,448		(1,448)
(Increase) Decrease in accretion of redeemable noncontrolling interests		(210,485)								(210,485)									(210,485)
Share repurchase (in shares) | shares				(4,893,150)	(4,893,150)
Share repurchase		(42,665)						(42,665)											(42,665)
Share options exercised (in shares) | shares				921,594	921,594
Share options exercised		3,391								3,391									3,391
Restricted share units vested | shares				6,957,984	6,957,984
Restricted share units vested		0		$ 0	¥ 0			0		0			0		0		0		0			0
Settlement of share options with shares held by depository bank (in shares) | shares				(7,879,578)	(7,879,578)
Settlement of share options with shares held by depository bank		0		$ 0	¥ 0			0		0			0		0		0		0			0
Ending Balance (in shares) at Dec. 31, 2016 | shares				679,857,606	679,857,606
Ending Balance at Dec. 31, 2016	$ 885,930	¥ 6,151,017		$ 6	¥ 45		$ (29,462)	¥ (204,557)	$ 1,298,551	¥ 9,015,846		$ 17,037	¥ 118,290	$ 9,308	¥ 64,622	$ (413,226)	¥ (2,869,031)	$ 882,214	¥ 6,125,215		$ 3,716	¥ 25,802